                       STATEMENT OF ADDITIONAL INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                 101 Montgomery Street, San Francisco, CA 94104

                      SCHWAB VALUE ADVANTAGE MONEY FUND(R)

                   APRIL 1, 1996, AS AMENDED NOVEMBER 26, 1996


            This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus dated April 1, 1996, as amended November 26, 1996 (and as may be further amended from time to time) for the Schwab Value Advantage Money Fund (the "Fund"), a separately managed investment portfolio of The Charles Schwab Family of Funds (the "Schwab Fund Family" or the "Trust"). To obtain a copy of the Prospectus, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day, or 101 Montgomery Street, San Francisco, CA 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. The Prospectus may be available electronically by using our World Wide Web address: http://www.schwab.com.


                                 SCHWABFunds(R)

                                  800-2 NO-LOAD
                                 (800-266-5623)

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
INVESTMENT RESTRICTIONS ................................................       2
INVESTMENT SECURITIES ..................................................       3
MANAGEMENT OF THE TRUST ................................................       6
PORTFOLIO TRANSACTIONS AND TURNOVER ....................................      13
DISTRIBUTIONS AND TAXES ................................................      14
SHARE PRICE CALCULATION ................................................      17
HOW THE FUND REPORTS PERFORMANCE .......................................      18
GENERAL INFORMATION ....................................................      19
PURCHASE AND REDEMPTION OF SHARES ......................................      23
OTHER INFORMATION ......................................................      23
APPENDIX - RATINGS OF INVESTMENT SECURITIES ............................      25
FINANCIAL STATEMENTS ...................................................     F-1

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                            INVESTMENT RESTRICTIONS

            The restrictions set forth below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940, as amended, hereinafter the "1940 Act") of the Fund.


THE FUND MAY NOT:


(1) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.

(2) Invest in commodities or commodity contracts, including futures contracts, or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(3) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that the Fund reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by U.S. banks and U.S. branches of those foreign banks which the Investment Manager has determined to be subject to the same regulation as U. S. banks, or obligations of or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5)         Issue senior securities as defined in the 1940 Act.


            The following restrictions are non-fundamental and may be changed by the Board of Trustees.

THE FUND MAY NOT:

(6) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in securities of that issuer.

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(7)         Invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7-days.

(8) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Schwab Fund Family or the Investment Manager beneficially own more than 1/2 of 1% of the securities of such issuer, and together beneficially own more than 5% of the securities of such issuer.

(9) Invest for the purpose of exercising control or management of another issuer.

(10) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.1

(11)        Write, purchase or sell puts, calls or combinations thereof.

(12) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

(13) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs. Except as otherwise noted, if a percentage restriction is adhered to at the time of investment, a later increase in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.


                              INVESTMENT SECURITIES

            The Fund will only purchase securities that present minimal credit risks and which are First Tier or Second Tier Securities (otherwise referred to "Eligible Securities"). An Eligible Security is:

(1) a security with a remaining maturity of 397 days or less: (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange Commission (the "SEC") (currently Moody's Investors Service, Standard & Poor's Corporation, Duff and Phelps Credit Inc., Fitch Investors Services, Inc., Thomson Bankwatch; and, IBCA Limited and its affiliate, IBCA, Inc. with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent

----------

      1 See the description of the Trustees' deferred compensation plan under "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.


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            companies, and bank-supported debt) in one of the two highest rating categories for short-term debt obligations (the requisite NRSROs being any two or, if rated by one, that one NRSRO), or (b) that itself was unrated by an NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

(2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less and (a) whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or (b) that has long-term ratings from the requisite NRSROs that are in one of the two highest categories; or

(3) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risks.

            A First Tier Security is any Eligible Security which carries (or other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating is sufficient if only one NRSRO rates the security), or has been determined by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to such a security. A Second Tier Security is any other Eligible Security.

            The Fund will limit its investments in the First Tier Securities of any one issuer to no more than five percent of its assets. (Repurchase agreements collateralized by non-Government securities will be taken into account when making this calculation.) Moreover, the Fund's total holdings of Second Tier Securities will not exceed 5% of its assets, with investment in the Second Tier Securities of any one issuer being limited to the greater of 1% of the Fund's assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-Government securities will be First Tier Securities at the time the repurchase agreements are executed.

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               ASSET-BACKED COMMERCIAL PAPER AND OTHER SECURITIES


            The Schwab Value Advantage Money Fund(R) can invest a portion of its assets in asset-backed commercial paper and other money market fund Eligible Securities (as that term is hereinafter defined). The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities.

            Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

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                             MANAGEMENT OF THE TRUST

            OFFICERS AND TRUSTEES. The officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:


                              POSITION WITH
 NAME/DATE OF BIRTH           THE TRUST                PRINCIPAL OCCUPATION
 ------------------           ---------                --------------------
 CHARLES R. SCHWAB*           Chairman and             Chairman, Chief Executive Officer and Director, The Charles Schwab
 July 29, 1937                Trustee                  Corporation; Chairman and Director, Charles Schwab & Co., Inc. and
                                                       Charles Schwab Investment Management, Inc.; Chairman and Director, The
                                                       Charles Schwab Trust Company; Chairman and Director (current board positions), and Chairman (officer position) until December 1995, Mayer
                                                       & Schweitzer, Inc. (a securities brokerage subsidiary of The Charles
                                                       Schwab Corporation); Director, The Gap, Inc. (a clothing retailer),
                                                       Transamerica Corporation (a financial services organization), AirTouch
                                                       Communications (a telecommunications company) and Siebel Systems (a software company).


 TIMOTHY F. McCARTHY**        President and            Executive Vice President - Mutual Funds, Charles Schwab & Co., Inc.;
 September 19, 1951           Trustee                  Executive Vice President, President - Financial Products and International
                                                       Group, The Charles Schwab Corporation; Chief Executive Officer, Charles
                                                       Schwab Investment Management, Inc.; Director, Mayer & Schweitzer. From 1994
                                                       to 1995,

----------

      *Mr. Schwab is an "interested person" of the Trust.

      **Mr. McCarthy is an "interested person" of the Trust.

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
                              POSITION WITH
 NAME/DATE OF BIRTH           THE TRUST                PRINCIPAL OCCUPATION
 ------------------           ---------                --------------------
                                                       Mr. McCarthy was Chief Executive Officer, Jardine Fleming Unit Trusts Ltd.;
                                                       Executive Director, Jardine Fleming Holdings Ltd.; Chairman, Jardine
                                                       Fleming Taiwan Securities Ltd.; and Director of JF India and Fleming
                                                       Flagship, Europe. Prior to 1994, he was President of Fidelity Investments
                                                       Advisor Group, a division of Fidelity Investments in Boston.


 DONALD F. DORWARD            Trustee                  President  and  Chief  Executive  Officer,   Dorward  &  Associates
 September 23, 1931                                    (advertising and marketing/consulting).


 ROBERT G. HOLMES             Trustee                  Chairman,  Chief Executive Officer and Director,  Semloh Financial,
 May 15, 1931                                          Inc. Semloh  Financial is an international  financial  services and investment advisory firm.


 DONALD R. STEPHENS           Trustee                  Managing Partner, D.R. Stephens & Co. (investment  banking).  Since
 June 28, 1938                                         1985, Mr.  Stephens has been Chairman and Chief  Executive  Officer of North American  Trust (a real estate  investment  trust).  Prior to 1992, Mr. Stephens was Chairman and Chief  Executive  Officer of
                                                       the Bank of San Francisco.

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
                              POSITION WITH
 NAME/DATE OF BIRTH           THE TRUST                PRINCIPAL OCCUPATION
 ------------------           ---------                --------------------
 MICHAEL W. WILSEY            Trustee                  Chairman,  Chief  Executive  Officer and Director,  Wilsey Bennett,
 August 18, 1943                                       Inc.  (truck and air  transportation,  real estate  investment  and management, and investments).


 TAI-CHIN TUNG                Treasurer and            Vice President - Finance, Charles Schwab & Co., Inc.; Controller,
 March 7, 1951                Principal                Charles Schwab Investment Management, Inc. From 1994 to 1996, Ms. Tung
                              Financial Officer        was Controller for Robertson Stephens Investment Management, Inc. From
                                                       1993 to 1994, she was Vice President of Fund Accounting, Capital
                                                       Research and Management Co. Prior to 1993, Ms. Tung was Senior Vice
                                                       President of the Sierra Funds and Chief Operating Officer of Great
                                                       Western Financial Securities.


 WILLIAM J. KLIPP*            Executive Vice           Executive Vice  President-SchwabFunds,  Charles Schwab & Co., Inc.;
 December 9, 1955             President, Chief         President and Chief Operating  Officer,  Charles Schwab  Investment
                              Operating Officer        Management,  Inc. Prior to 1993, Mr. Klipp was Treasurer of Charles
                              and Trustee              Schwab & Co., Inc. and Mayer & Schweitzer, Inc.


 STEPHEN B. WARD              Senior Vice              Senior Vice President and Chief Investment Officer,  Charles Schwab
 April 5, 1955                President and Chief      Investment Management, Inc.
                              Investment
                              Officer

---------------

      *Mr. Klipp is an "interested person" of the Trust.


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
                              POSITION WITH
 NAME/DATE OF BIRTH           THE TRUST                PRINCIPAL OCCUPATION
 ------------------           ---------                --------------------
 FRANCES COLE                 Secretary                Vice  President,   Chief  Counsel,  Chief  Compliance  Officer  and
 September 9, 1955                                     Assistant   Corporate   Secretary,    Charles   Schwab   Investment
                                                       Management, Inc.


 DAVID H. LUI                 Assistant Secretary      Vice  President  and  Senior  Counsel - Charles  Schwab  Investment
 October 14, 1960                                      Management,  Inc.  Prior to 1992,  he was  Assistant  Secretary
                                                       for the Franklin Group of Mutual Funds and Assistant Corporate
                                                       Counsel of Franklin Resources, Inc.


 CHRISTINA M. PERRINO         Assistant Secretary      Vice  President  and  Senior  Counsel - Charles  Schwab  Investment
 June 16, 1961                                         Management,  Inc.  Prior to 1994,  she was  Counsel  and  Assistant
                                                       Secretary for North American  Security Life  Insurance  Company and
                                                       Secretary for North American Funds.


 KAREN L. SEAMAN              Assistant Secretary      Corporate  Counsel - Charles  Schwab  Investment  Management,  Inc.
 February 27, 1968                                     From  October  1994 to July 1996,  Ms.  Seaman was an attorney  for
                                                       Franklin  Resources,   Inc.  Prior  to  1994,  Ms.  Seaman  was  an
                                                       attorney for The Benham Group.

            Each of the above-referenced individuals also serves in the same capacity as described for the Trust, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, and Schwab Advantage Trust (which has not commenced operations). The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

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                             COMPENSATION TABLE(1)

                                                                      Pension or
                                                                      Retirement
                                                                      Benefits            Estimated
                                                                      Accrued as          Annual
                                                                      Part of Fund        Benefits Upon       Total
                                                  Aggregate           Expenses from       Retirement          Compensation
Name of Person,                                   Compensation        the Fund            from the Fund       from the Fund
Position                                          from the Trust      Complex(2)          Complex(2)          Complex(2)
---------------                                   ---------------     ---------------     ---------------     ---------------
Charles R. Schwab,                                      0                N/A                N/A                         0
Chairman and
Trustee

Elizabeth G. Sawi(3),                                   0                N/A                N/A                         0
President and
Trustee

Timothy F.                                              0                N/A                N/A                         0
McCarthy(4),
President and
Trustee

William J. Klipp,                                       0                N/A                N/A                         0
Executive Vice
President, Chief
Operating Officer
and Trustee

Donald F. Dorward ,                                38,500                N/A                N/A                    73,000
Trustee

Robert G. Holmes,                                  38,500                N/A                N/A                    73,000
Trustee

Donald R. Stephens,                                38,500                N/A                N/A                    73,000
Trustee

Michael W. Wilsey,                                 38,500                N/A                N/A                    73,000
Trustee

     (1)    Figures are for the Trust's fiscal year ended December 31, 1995.
     (2) "Fund Complex" comprises all 22 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.
     (3)    Ms. Sawi served as President and Trustee until October 1995.
     (4)    Mr. McCarthy became President and Trustee in October 1995.

================================================================================


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                       TRUSTEE DEFERRED COMPENSATION PLAN


            Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

            As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

            Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). "SchwabFunds" include the series or classes of shares of beneficial interest of the Trust, Schwab Investments, Schwab Capital Trust, and Schwab Advantage Trust (which has not commenced operations).

            Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. These transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER

            Charles Schwab Investment Management, Inc. (the "Investment Manager"), a wholly-owned subsidiary of The Charles Schwab Corporation, serves as the Fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended and currently provides investment management services to the SchwabFunds(R), a family of 26 mutual funds with over $40 billion in assets as of November 1, 1996. The Investment Manager is an affiliate of Schwab, the Trust's distributor and shareholder services and transfer agent.

            The Advisory Agreement will continue in effect for one-year terms for each Fund to which it relates, subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of the majority (as defined in the 1940
Act) of the outstanding voting securities of each Fund subject thereto. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees

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who are not parties to the Agreement, or interested persons (as defined in the
1940 Act) of any such party, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund subject thereto, and will terminate automatically upon assignment.

            Pursuant to the Advisory Agreement, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $2 billion, 0.45% of such net assets over $2 billion but not in excess of $3 billion, and 0.40% of such net assets over $3 billion.

            For the fiscal years ended December 31, 1993, 1994, and 1995, the investment advisory and administration fees paid by the Fund were $592,000 (fees were reduced by $1,882,000), $2,144,000 (fees were reduced by $6,741,000), and
$15,877,000 (fees were reduced by $7,922,000), respectively.

            Expenses. The Trust pays the expenses of its operations, including the fees and expenses of independent accountants, counsel, custodian and the cost of reports and notices to shareholders, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of shares are charged to that Fund or class, respectively.

                                   DISTRIBUTOR

            Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost for its prospectus and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreements.

                          CUSTODIAN AND FUND ACCOUNTANT

            PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

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            PFPC, Inc., at 400 Bellevue Parkway Wilmington, Delaware 19809,
serves as Fund Accountant for the Trust.

                     ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

            The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and each Fund's federal income tax return. Price Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                  LEGAL COUNSEL

            Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, is counsel to the Trust.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

            Portfolio transactions are undertaken principally to pursue the objective of the Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of the Fund, depending upon management's ability to correctly time and execute them.

            The Investment Manager, in effecting purchases and sales of portfolio securities for the account of the Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager generally selects broker-dealers primarily on the basis of the quality and reliability of services provided, including execution capability and financial responsibility.

            When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

            The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the

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securities. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

            The investment decisions for the Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as the Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases this procedure may affect the size or price of the position obtainable for the Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER

            Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the Fund's portfolio turnover rate for reporting purposes is expected to be zero.


                             DISTRIBUTIONS AND TAXES

                                  DISTRIBUTIONS

            On each day that the net asset value per share of the Fund is determined ("Business Day"), the Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of net asset value prior to the declaration. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will normally be reinvested monthly in full and fractional shares of the Fund at the net asset value on the 15th day of each month if a Business Day, otherwise on the next Business Day. If cash payment is requested, checks will normally be mailed on the Business Day following the reinvestment date. The Fund will pay shareholders who redeem all of their shares all dividends accrued to the time of the redemption within 7 days.

            The Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Fund consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to the Fund. If the Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses to the extent not offset by realized capital gains will be carried forward. It is not anticipated that the Fund will realize any long-term capital

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gains. Expenses of the Trust are accrued each day. Should the net asset value of the Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and any unrealized gains and losses could affect the amount of distributions.

                              FEDERAL INCOME TAXES

            It is the policy of the Fund to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

            In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, United States Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of the Fund's investments. If the Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund distributes during its taxable year at least 90% of its "investment company taxable income" (as defined in the Code). The Fund intends to make sufficient distributions to shareholders to meet this requirement.

            If the Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

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15

--------------------------------------------------------------------------------

            Any distribution declared in October, November or December to shareholders of record during those months and paid during the following January is treated, for tax purposes, as if it were received by each shareholder on December 31 of the year declared . The Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

            The Fund does not expect to realize any significant amount of long-term capital gain. However, any distributions of long-term capital gain will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.

            The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who provides an incorrect taxpayer identification number; (3) who is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (4) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

            The Fund may engage in investment techniques that may alter the timing and character of the Fund's income. The Fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

            The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the federal income tax treatment.

            The discussion of federal income taxation presented above only summarizes some of the important federal tax

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16

--------------------------------------------------------------------------------

considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in the Fund.


                             SHARE PRICE CALCULATION

            The Fund values its portfolio instruments at amortized cost, which means that they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of the Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and the Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If the Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if the Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

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17

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                        HOW THE FUND REPORTS PERFORMANCE

            The historical performance of the Fund may be shown in the form of total return, yield and effective yield. These measures of performance are described below.

                            STANDARDIZED TOTAL RETURN

            Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, the Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.

                          NONSTANDARDIZED TOTAL RETURN

            Nonstandardized total return for the Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

            In addition, an after-tax total return for the Fund may be calculated by taking the Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of the Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

            The Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.

                                      YIELD

            Yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment. The Fund's 7-day yield for the period ended December 31, 1995 was 5.47%.

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18

--------------------------------------------------------------------------------

                                 EFFECTIVE YIELD

            Effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect. The Fund's 7-day effective yield for the period ended December 31, 1995 was 5.62%.


                               GENERAL INFORMATION

            The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to the Fund's fundamental investment objective, policies or restrictions.

            Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

            Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other

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19

--------------------------------------------------------------------------------

shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

            The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of these Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series; or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

            Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

            For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

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

--------------------------------------------------------------------------------

                         PRINCIPAL HOLDERS OF SECURITIES

            As of March 22, 1996, the officers and trustees of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of the remaining series of the Trust.

                            ACCESS TO SCHWAB'S MUTUAL
                            FUND ONESOURCE(R) SERVICE

            With Schwab's Mutual Fund OneSource service ("OneSource"), a shareholder can invest in over 575 mutual funds from many fund companies, subject to the following. Schwab's standard transaction fee will be charged on each redemption of fund shares held for 90 days or less to discourage short-term trading. Mutual fund shares held for more than 90 days are exempt from the short-term redemption policy and may be sold without penalty. Up to 15 short-term redemption of fund shares per calendar year are permitted. If this number is exceeded, a shareholder will no longer be able to buy or sell fund shares without paying a transaction fee. As a courtesy, we will notify shareholders in advance if short-term redemptions are nearing the point where all future trades will be subject to transaction fees. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should contact his or her Schwab office during its regular business hours or call 800-2 NO-LOAD, 24 hours a day.

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

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                                 SCHWABFUNDS(R)
                                 --------------
SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  EQUITY FUNDS
                              Schwab 1000 Fund(R)(1)
                       Schwab International Index Fund(R)(2)
                         Schwab Small-Cap Index Fund(R)(2)
                   Schwab Asset Director(R)-High Growth Fund(2)
                 Schwab Asset Director(R)-Balanced Growth Fund(2)
               Schwab Asset Director(R)-Conservative Growth Fund(2)
                      Schwab S&P 500 Fund-Investor Shares(2)
                      Schwab S&P 500 Fund-e.Shares(TM)(2),(3)
                           Schwab Analytics Fund(TM)(2)
                    Schwab OneSource Portfolios-International
                  Schwab OneSource Portfolios-Growth Allocation
                 Schwab OneSource Portfolios-Balanced Allocation

                               FIXED INCOME FUNDS(1)
                 Schwab Short/Intermediate Government Bond Fund
                      Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                       Schwab Long-Term Tax-Free Bond Fund
            Schwab California Short/Intermediate Tax-Free Bond Fund(4)
                 Schwab California Long-Term Tax-Free Bond Fund(4)

                             MONEY MARKET FUNDS(5)
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                      Schwab Value Advantage Money Fund(R)
                    Schwab Tax-Exempt Money Fund-Sweep Shares
             Schwab Tax-Exempt Money Fund-Value Advantage Shares(TM)
              Schwab California Tax-Exempt Money Fund-Sweep Shares
       Schwab California Tax-Exempt Money Fund-Value Advantage Shares(TM)
                        Schwab Retirement Money Fund(R)(6)
                  Schwab Institutional Advantage Money Fund(R)(6)
               Schwab New York Tax-Exempt Money Fund-Sweep Shares
        Schwab New York Tax-Exempt Money Fund-Value Advantage Shares(TM)

(1) The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.
(2) The Funds are separate investment portfolios or classes of shares of Schwab Capital Trust.
(3)         Available only through SchwabLink(TM).
(4) Available only to California residents and residents of selected other states.
(5) All listed money market funds are separate investment portfolios of the Trust.
(6)         Designed for institutional investors only.

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                        PURCHASE AND REDEMPTION OF SHARES

            The minimum initial investment for the Schwab Value Advantage Money Fund(R) is $25,000 ($15,000 for IRAs and other retirement plans) and subsequent investments of $5,000 ($2,000 for IRAs and other retirement plans) or more may be made. These minimum requirements may be changed at any time.

            A Fund shareholder may request that the Trust waive the minimum initial and subsequent investment requirements, as well as the minimum balance requirement and the minimum redemption amount described in the Fund's Prospectus, if (a) that shareholder owns Fund shares equaling an aggregate of $5 million or more; or (b) that shareholder is the customer of a financial adviser whose assets under management include a current aggregate balance of $5 million or more invested in Fund shares and an average balance of at least $20,000 per customer account. In addition, the Trust may waive the minimums for purchases by trustees, directors, officers or employees of the Trust, Schwab or the Investment Manager.

            The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90 day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.

                                OTHER INFORMATION

            The Prospectus of the Fund and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

            Statements contained in the Prospectus or in this Statement of

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23

--------------------------------------------------------------------------------

Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

            THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR, IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

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                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER

                            MOODY'S INVESTORS SERVICE

            Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service ("Moody's"). Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          STANDARD & POOR'S CORPORATION

            A Standard & Poor's Corporation ("S&P") A-1 commercial paper rating indicates either an overwhelming or very strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

                         DUFF & PHELPS CREDIT RATING CO.

            Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term United States Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1 rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-2 rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

                          FITCH INVESTORS SERVICE, INC.

            Fitch Investors Service, Inc.'s ("Fitch") F-1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F-1 reflect an assurance of timely payment only slightly less than issues rated F-1+. Issues assigned an F-2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

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              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS

                            MOODY'S INVESTORS SERVICE

            Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          STANDARD & POOR'S CORPORATION

            An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a satisfactory capacity to pay principal and interest is denoted by an SP-2 rating.

                                      IBCA

            Obligations supported by the highest capacity for timely repayment are rated A1+. An A1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                      BONDS

                            MOODY'S INVESTORS SERVICE

            Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protections, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

                          STANDARD & POOR'S CORPORATION

            AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal

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

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and differs from an AAA rating only in small degree.

                         DUFF & PHELPS CREDIT RATING CO.

            Duff confers an AAA designation to bonds of issuers with the highest credit quality. The risk factors associated with these bonds are negligible, being only slightly more than for risk-free United States Treasury debt. AA rated bonds are of high credit quality and have strong protection factors. The risks associated with them are modest but may vary slightly from time to time because of economic conditions.


        COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT OBLIGATIONS
                                ISSUED BY BANKS

                             THOMSON BANKWATCH (TBW)

            TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very strong. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

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SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
CORPORATE
 OBLIGATIONS--62.4%(a)
ASSET BACKED SECURITIES--13.2%
Alpha Finance Corp.
 5.57%, 03/15/96             $ 5,000        $ 4,943
Alpine Securitization Corp.
 5.83%, 01/09/96              15,224         15,205
Apreco, Inc.
 5.80%, 01/29/96              32,200         32,057
 5.75%, 02/23/96               7,000          6,942
Beta Finance, Inc.
 5.71%, 01/22/96              12,000         11,961
 5.87%, 02/16/96              13,000         12,905
 5.79%, 03/25/96              12,000         11,842
 5.65%, 04/10/96               5,000          4,923
Briarcliff Capital Corp.
 5.78%, 02/05/96              20,000         19,889
Broadway Capital Corp.
 5.91%, 01/03/96               7,616          7,614
 5.91%, 01/05/96              25,000         24,984
 5.87%, 01/05/96              10,000          9,994
 5.86%, 01/09/96              40,941         40,888
 5.86%, 01/10/96              40,000         39,942
 5.86%, 01/11/96              15,748         15,723
 5.99%, 01/16/96              25,365         25,303
 5.88%, 01/19/96              18,000         17,948
 5.99%, 01/22/96              50,753         50,578
 6.05%, 02/05/96               5,000          4,971
 6.05%, 02/12/96              18,000         17,875
Corporate Asset Funding Corp.
 5.77%, 02/05/96              45,600         45,348
Corporate Receivables Corp.
 5.80%, 01/25/96              20,000         19,924
 5.76%, 02/02/96              21,375         21,267
 5.76%, 02/16/96              31,400         31,172
ESC Securitization, Inc.
 5.81%, 01/11/96              30,000         29,952
 5.79%, 01/26/96              22,000         21,913
 5.76%, 02/01/96              10,000          9,951
 5.58%, 03/21/96              26,000         25,682
Enterprise Funding Corp.
 5.82%, 01/09/96               5,073          5,067
 5.80%, 01/10/96               8,111          8,099
 5.83%, 01/18/96               5,886          5,870
 5.83%, 01/19/96               5,074          5,059
 5.83%, 01/23/96               4,384          4,369
 5.78%, 02/02/96              11,155         11,098
 5.77%, 02/23/96               7,986          7,919
 5.76%, 03/08/96               6,096          6,032
 5.58%, 03/20/96               6,083          6,010
 5.54%, 06/12/96              10,281         10,030
Eureka Securitization, Inc.
 5.78%, 02/12/96              16,000         15,894
 5.79%, 02/13/96              53,000         52,639
First Deposit Master Trust
 Series 1993-3
 5.81%, 02/27/96              28,349         28,091
Ranger Funding Corp.
 5.84%, 01/08/96               6,000          5,993
 5.82%, 01/11/96              15,206         15,182
 5.83%, 01/24/96               8,000          7,971
 5.83%, 01/25/96              10,000          9,962
 5.83%, 02/13/96               5,075          5,040
 5.76%, 02/20/96               6,000          5,953
 5.76%, 02/21/96               8,000          7,936
 5.71%, 03/18/96              20,000         19,759
Riverwoods Funding Corp.
 5.79%, 02/15/96              40,000         39,715
Special Purpose Accounts
 Receivable Cooperative Corp.
 5.76%, 02/07/96               7,000          6,959
 5.78%, 02/14/96              20,000         19,861
WCP Funding, Inc.
 5.74%, 02/23/96              25,000         24,792
                                            -------
                                            916,996
                                            -------
AUTOMOTIVE--5.0%
Ford Credit Europe PLC
 5.76%, 02/14/96              20,000         19,861
 5.77%, 02/16/96              50,000         49,637
General Motors
 Acceptance Corp.
 5.81%, 02/01/96               4,000          3,980
 5.76%, 02/02/96              25,000         24,873
 5.81%, 02/13/96              24,000         23,836
 5.82%, 02/14/96              50,000         49,650
 5.62%, 03/19/96              13,000         12,844
 5.72%, 04/26/96              50,000         49,103
 5.72%, 05/01/96              30,000         29,439
Renault Credit
 International SA Banque
 5.84%, 01/08/96              52,300         52,242
 5.87%, 01/24/96              18,700         18,631
 5.88%, 01/25/96              15,000         14,942
                                            -------
                                            349,038
                                            -------
BANKING--AUSTRALIA--1.7%
ANZ (Delaware), Inc.
 5.80%, 02/01/96              40,000         39,803
 5.58%, 05/14/96              22,000         21,554
National Australia Funding
 (Delaware), Inc.
 5.55%, 05/29/96              10,000          9,777
 5.53%, 06/12/96              29,000         28,294
Westpac Capital Corp.
 5.80%, 05/02/96              20,000         19,618
                                            -------
                                            119,046
                                            -------
BANKING--BELGIUM--0.4%
Generale Bank, Inc.
 5.74%, 03/12/96               5,000          4,945
 5.81%, 04/04/96              22,000         21,676
                                            -------
                                             26,621
                                            -------
BANKING--CANADA--2.0%
Bank of Montreal
 5.81%, 01/29/96              23,000         22,898

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
Bank of Nova Scotia
 5.75%, 01/19/96             $10,000        $ 9,972
 5.75%, 01/24/96              50,000         49,820
 5.81%, 02/02/96              16,000         15,919
Toronto-Dominion Holdings
 5.51%, 07/10/96              39,000         37,897
                                            -------
                                            136,506
                                            -------
BANKING--DENMARK--0.5%
Den Danske Corp.
 5.80%, 04/10/96              37,000         36,421
                                            -------
BANKING--DOMESTIC BANK HOLDING COMPANY--2.0%
Bankers Trust New York Corp.
 5.77%, 02/12/96              57,000         56,622
 5.77%, 02/20/96              47,000         46,629
NationsBank Corp.
 5.55%, 05/21/96              10,000          9,788
 5.61%, 05/28/96              25,000         24,439
                                            -------
                                            137,478
                                            -------
BANKING--DOMESTIC--0.2%
Vehicle Services of
 America/
 (NationsBank of Texas
 LOC)
 5.80%, 02/08/96              16,700         16,599
                                            -------
BANKING--GERMANY--0.6%
Banco Boavista S.A./
 (Bayerische Vereinsbank
 AG LOC)
 5.80%, 03/11/96               9,000          8,901
 5.80%, 04/08/96              10,000          9,846
Kredietbank N.A. Finance
 Corp.
 5.78%, 01/11/96              20,500         20,468
                                            -------
                                             39,215
                                            -------
BANKING--ITALY--0.8%
Cariplo Finance, Inc.
 5.76%, 02/20/96              10,000          9,921
 5.76%, 02/22/96              40,000         39,672
 5.74%, 02/22/96               9,000          8,926
                                            -------
                                             58,519
                                            -------
BANKING--JAPAN--0.5%
Bancal Tri-State Corp./
 (Mitsubishi Bank Keepwell
 Agreement)
 5.81%, 03/15/96              10,000          9,883
Ridge Capital II/(Dai-Ichi
 Kangyo Bank Ltd. LOC)
 6.26%, 01/04/96               6,000          5,997
Stellar Capital Corp./
 (Bank of Tokyo
 Liquidity Agreement)
 6.00%, 02/20/96              15,155         15,031
                                            -------
                                             30,911
                                            -------
BANKING--SPAIN--0.6%
BEX America Finance, Inc.
 5.79%, 01/16/96              10,000          9,976
 5.76%, 02/26/96              30,000         29,735
                                            -------
                                             39,711
                                            -------
BANKING--UNITED KINGDOM--2.1%
Abbey National N.A. Corp.
 5.79%, 01/17/96              75,000         74,810
Cheltenham & Gloucester PLC
 5.80%, 02/02/96              50,000         49,746
Yorkshire Building Society
 5.53%, 06/07/96              25,000         24,410
                                            -------
                                            148,966
                                            -------
COMPUTER AND OFFICE EQUIPMENT--0.2%
CSC Enterprises
 5.74%, 02/12/96              15,000         14,900
                                            -------
ELECTRICAL AND ELECTRONICS--0.1%
Panasonic Finance, Inc.
 5.75%, 02/09/96               5,000          4,969
                                            -------
FINANCE (COMMERCIAL)--7.1%
CIT Group Holdings, Inc.
 5.76%, 02/15/96              30,000         29,787
General Electric
 Capital Corp.
 5.80%, 03/01/96              25,000         24,764
 5.74%, 03/06/96              31,000         30,688
 5.70%, 04/03/96              42,000         41,393
 5.55%, 05/02/96              13,338         13,093
 5.62%, 05/08/96               9,000          8,825
 5.61%, 05/08/96              30,000         29,415
 5.52%, 06/13/96              60,000         58,535
 5.52%, 06/14/96              41,000         39,993
General Electric Capital
 Services
 5.76%, 02/14/96              46,000         45,681
 5.74%, 03/07/96              36,000         35,632
 5.59%, 05/06/96              50,000         49,045
 5.62%, 05/07/96              40,000         39,227
 5.58%, 05/10/96              50,000         49,016
                                            -------
                                            495,094
                                            -------
FINANCE (CONSUMER)--2.3%
American Express Credit Corp.
 5.50%, 06/05/96              30,000         29,305
 5.50%, 06/06/96              35,000         34,183
Associates Corp. of North
 America
 5.65%, 05/09/96              53,000         51,952
Sears Roebuck Acceptance
 Corp.
 5.82%, 01/11/96              15,000         14,976
 5.79%, 02/15/96              28,000         27,800
                                            -------
                                            158,216
                                            -------

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
GOVERNMENT LOCALITY--FOREIGN--0.3%
New South Wales Treasury
 Corp.
 5.80%, 01/30/96             $23,000       $ 22,894
                                            -------
MINING AND MINERAL RESOURCES--0.5%
BHP Finance (U.S.A.), Inc.
 5.75%, 02/22/96              15,000         14,877
 5.76%, 03/05/96              17,000         16,829
                                            -------
                                             31,706
                                            -------
MISCELLANEOUS MANUFACTURING--3.7%
Hanson Finance (U.K.) PLC
 5.75%, 01/12/96              20,000         19,965
 5.80%, 01/18/96              10,000          9,973
 5.80%, 01/19/96              72,500         72,293
 5.79%, 01/23/96              30,000         29,896
 5.80%, 01/31/96              30,000         29,858
 5.80%, 02/07/96              50,000         49,708
 5.82%, 02/09/96              39,000         38,759
 5.75%, 02/29/96               5,000          4,954
                                            -------
                                            255,406
                                            -------
MORTGAGE BANKING--1.6%
Fleet Mortgage Group, Inc.
 5.83%, 01/26/96              22,000         21,912
 5.82%, 02/21/96              54,000         53,560
 5.79%, 02/22/96               9,000          8,926
 5.80%, 02/23/96              27,000         26,772
                                            -------
                                            111,170
                                            -------
PERSONAL CARE PRODUCTS--0.9%
Colgate-Palmolive Company
 5.79%, 01/22/96              31,000         30,897
 5.79%, 01/24/96              31,200         31,086
                                            -------
                                             61,983
                                            -------
PHARMACEUTICALS--0.1%
Glaxo Wellcome PLC
 5.79%, 01/18/96               8,000          7,978
                                            -------
SECURITIES BROKERAGE-DEALER--15.7%
BT Securities Corp.
 5.85%, 01/18/96              15,000         14,959
 5.84%, 01/25/96              30,000         29,885
 5.82%, 01/29/96              18,000         17,920
 5.83%, 01/30/96              29,000         28,866
 5.77%, 02/16/96              10,000          9,927
Bear Stearns
 Companies, Inc.
 5.80%, 01/29/96              13,000         12,942
 5.78%, 02/05/96              25,000         24,861
 5.79%, 02/08/96              35,000         34,789
 5.72%, 02/29/96              35,000         34,676
CS First Boston, Inc.
 5.82%, 02/01/96              45,000         44,778
Goldman Sachs Group, LP
 5.83%, 01/17/96              30,000         29,924
 5.80%, 03/07/96              77,000         76,201
 5.77%, 03/19/96              55,000         54,329
 5.77%, 03/21/96              56,000         55,299
 5.77%, 03/22/96              53,000         52,329
 5.72%, 04/09/96              58,000         57,107
Lehman Brothers
 Holdings, Inc.
 5.83%, 01/26/96              10,000          9,960
 5.94%, 02/01/96              10,000          9,949
 5.82%, 02/06/96              33,000         32,811
 5.80%, 02/12/96              32,000         31,787
 5.81%, 02/13/96              35,000         34,760
Morgan Stanley Group, Inc.
 5.83%, 01/08/96              40,000         39,955
 5.83%, 01/09/96               8,000          7,990
 5.78%, 02/06/96              36,000         35,795
 5.78%, 02/07/96              20,000         19,883
 5.82%, 02/08/96              20,000         19,879
 5.79%, 02/08/96              42,000         41,747
 5.79%, 02/09/96              55,000         54,660
 5.79%, 02/12/96              17,000         16,887
 5.89%, 02/13/96              10,000          9,932
Nomura Holdings
 America, Inc.
 5.92%, 01/03/96               8,000          7,997
 5.91%, 01/09/96              10,000          9,987
 5.88%, 01/12/96              15,000         14,973
 5.86%, 01/18/96               5,000          4,986
Paine Webber Group, Inc.
 5.86%, 01/02/96              20,000         19,997
 5.89%, 01/04/96              24,000         23,988
 5.84%, 02/01/96              18,000         17,910
Salomon, Inc.
 6.15%, 01/02/96                 454            454
 6.02%, 02/15/96              20,000         19,852
 6.02%, 02/16/96              30,000         29,773
                                          ---------
                                          1,094,704
                                          ---------
STUDENT LOANS--0.3%
Student Loan Corp.
 5.80%, 01/12/96              22,000         21,962
                                          ---------
TOTAL CORPORATE OBLIGATIONS (Cost
 $4,337,009)                              4,337,009
                                          ---------
VARIABLE RATE OBLIGATIONS--8.6%(b)
ASSET BACKED SECURITIES--1.6%
Advanta Credit Card
 Master Trust
 5.87%, 01/07/96              21,200         21,200
Beta Finance, Inc.
 5.91%, 01/16/96              50,000         49,989
Corporate Asset
 Funding Corp.
 5.84%, 01/29/96              40,000         39,988
                                           --------
                                            111,177
                                           --------
BANKING--DOMESTIC BANK HOLDING COMPANY--1.1%
Bankers Trust New York
 Corp.
 6.14%, 01/02/96              50,000         50,000
 6.13%, 01/02/96              25,000         25,000
                                           --------
                                             75,000
                                           --------

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
BANKING--DOMESTIC--0.3%
Huntington National Bank
 5.87%, 01/02/96             $20,000        $20,000
Keystone Health Resources
 Corp. Variable Rate
 Taxable Demand Notes
 Series 1993/ (PNC Bank
 LOC)
 6.00%, 01/07/96               3,400          3,400
                                             ------
                                             23,400
                                             ------
BANKING--FRANCE--0.8%
New York City, General
 Obligation Bonds
 Fiscal 1995 Series F-8/
 (Societe Generale LOC)
 6.00%, 01/07/96              19,500         19,500
New York City, General
 Obligation Bonds
 Fiscal 1996 Series A-2/
 (Societe Generale LOC)
 6.00%, 01/07/96              36,000         36,000
                                             ------
                                             55,500
                                             ------
BANKING--GERMANY--0.1%
Hudson County, New Jersey
 General Obligation
 Refunding Bonds
 Variable Rate Demand
 Obligations Taxable
 Series 1995/
 (Landesbank
 Hessen-Thuringen
 Girozentrale LOC)
 6.05%, 01/07/96              10,000         10,000
                                             ------
BANKING--JAPAN--0.5%
Missouri Economic
 Development Export &
 Infrastructure Board
 Adjustable Rate Taxable
 Securities (Biocraft
 Laboratories, Inc.
 Project) Series 1989/
 (Bank of Tokyo LOC)
 6.30%, 01/07/96              22,000         22,000
New York City Industrial
 Development Agency
 Industrial Development
 Revenue Bonds (G.A.F.
 Seelig Inc. Project)
 Series 1993/ (IBJ
 Schroder Bank & Trust
 LOC)
 6.25%, 01/07/96               2,225          2,225
Riverside County,
 California 1990 Taxable
 Variable Rate
 Certificates of
 Participation (Monterey
 Avenue Project)/ (Sanwa
 Bank Ltd. LOC)
 6.15%, 01/07/96               8,100          8,100
Town of Islip Industrial
 Development Agency 1992
 Taxable Adjustable Rate
 Industrial Development
 Revenue Bonds (Nussdorf
 Associates/Quality King
 Distributors, Inc.
 Facility)/
 (Bank of Tokyo LOC)
 5.84%, 01/07/96               1,560          1,560
                                            -------
                                             33,885
                                            -------
BANKING--UNITED KINGDOM--0.4%
New Jersey Economic
 Development Authority
 Variable Rate Title IX Loan
 Portfolio Securitization
 Bonds/(National
 Westminister Bank LOC)
 5.86%, 01/01/96              28,300         28,300
                                            -------
INSURANCE--0.1%
Commonwealth Life
 Insurance Co.
 6.03%, 01/01/96              10,000         10,000
                                            -------
MONOLINE INSURANCE--0.2%
Baptist Health Systems of
 South Florida, Inc.
 Taxable Variable Rate
 Direct Note Obligations
 Series 1995A/
 (MBIA Insurance)
 6.05%, 01/07/96               6,600          6,600
Baptist Health Systems of
 South Florida, Inc.
 Taxable Variable Rate
 Direct Note Obligations
 Series 1995B/
 (MBIA Insurance)
 6.05%, 01/07/96               4,500          4,500
New Orleans Aviation Board
 Taxable Refunding Bonds
 Series 1993A/ (MBIA
 Insurance)
 6.01%, 01/07/96                 700            700
                                            -------
                                             11,800
                                            -------
SECURITIES BROKERAGE-DEALER--3.5%
Bear Stearns Companies,
 Inc.
 6.03%, 01/04/96              75,000         75,000
 5.99%, 01/08/96              50,000         50,000
 5.99%, 02/01/96              50,000         50,000
 5.91%, 03/21/96              45,000         45,000
Lehman Brothers Holdings,
 Inc.
 5.90%, 01/30/96              20,000         20,000
                                            -------
                                            240,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $599,062)                            599,062
                                            -------

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
AGENCY OBLIGATIONS--1.1%
COUPON NOTES--1.1%
Federal National Mortgage
 Assoc.
 5.50%, 06/12/96             $24,000       $ 23,983
 5.62%, 07/02/96              24,000         23,985
 5.91%, 08/19/96              30,000         30,047
                                            -------
TOTAL AGENCY OBLIGATIONS (Cost
 $78,015)                                    78,015
                                            -------
BANKER'S
 ACCEPTANCES--0.4%
BANKING--DOMESTIC--0.4%
Mellon Bank N.A.
 5.86%, 02/26/96               9,000          8,920
 5.58%, 05/06/96               5,000          4,904
 5.55%, 06/07/96              15,000         14,645
                                            -------
TOTAL BANKER'S ACCEPTANCES (Cost
 $28,469)                                    28,469
                                            -------
BANK NOTES--2.1%
BANKING--DOMESTIC--2.1%
NationsBank of Texas, N.A.
 5.74%, 03/08/96              50,000         50,000
NationsBank, N.A.
 (Carolinas)
 5.54%, 06/04/96              30,000         30,000
PNC Bank, N.A.
 5.62%, 05/24/96              15,000         15,014
Sea First--Seattle
 5.80%, 01/12/96              50,000         50,000
                                            -------
TOTAL BANK NOTES
 (Cost $145,014)                            145,014
                                            -------
CERTIFICATES OF DEPOSIT--24.5%
BANKING--CANADA--2.2%
Bank of Montreal
 5.84%, 01/05/96              25,000         25,000
 5.80%, 01/30/96              40,000         40,000
Canadian Imperial Bank of
 Commerce
 5.81%, 01/26/96              25,000         25,000
 5.81%, 01/31/96              60,000         60,000
                                            -------
                                            150,000
                                            -------
BANKING--DOMESTIC--1.1%
MBNA America Bank N.A.
 5.75%, 04/10/96              42,000         42,000
 5.63%, 04/16/96              36,000         36,000
                                            -------
                                             78,000
                                            -------
BANKING--FRANCE--2.9%
Banque Nationale de Paris
 5.80%, 04/03/96              17,000         17,001
Societe Generale
 5.84%, 01/18/96              33,000         33,000
 5.80%, 01/25/96              54,000         54,000
 5.84%, 03/14/96              25,000         25,002
 5.85%, 03/20/96              58,000         58,001
 5.61%, 04/12/96              13,000         13,032
                                            -------
                                            200,036
                                            -------
BANKING--GERMANY--3.4%
Bayerische Vereinsbank AG
 5.80%, 01/10/96              34,000         34,000
Deutsche Bank
 5.79%, 01/23/96              75,000         75,000
 5.79%, 01/29/96              30,000         30,000
 5.79%, 01/30/96              45,000         45,000
Dresdner Bank AG
 5.58%, 06/07/96              10,000         10,010
 5.75%, 07/05/96              15,000         15,002
Westdeutsche Landesbank
 5.71%, 01/16/96              30,000         29,998
                                            -------
                                            239,010
                                            -------
BANKING--ITALY--0.2%
Cariplo SPA
 5.70%, 03/04/96              10,000         10,001
                                            -------
BANKING--JAPAN--10.2%
Dai-Ichi Kangyo Bank, Ltd.
 6.10%, 01/12/96              30,000         30,000
 6.13%, 01/16/96              19,000         19,000
 6.12%, 01/16/96               6,000          6,000
 6.22%, 01/18/96              28,000         28,000
 6.42%, 01/26/96              42,000         42,000
 6.14%, 02/02/96              17,000         17,002
 5.88%, 02/21/96              12,000         11,999
 5.86%, 03/20/96              18,000         17,998
Industrial Bank of Japan,
 Ltd.
 6.25%, 01/02/96               6,000          6,000
 6.25%, 01/03/96              25,000         25,000
 6.23%, 01/04/96              29,000         29,000
 6.14%, 01/05/96              17,000         17,000
 5.94%, 02/07/96              19,000         19,000
Mitsubishi Bank, Ltd.
 6.14%, 01/02/96              50,000         50,000
 6.06%, 01/04/96              25,000         25,000
 5.82%, 03/08/96              30,000         30,000
 5.83%, 03/12/96              31,000         30,999
 5.83%, 03/14/96              40,000         40,000
 5.83%, 03/19/96              30,000         30,000
Sanwa Bank, Ltd.
 6.12%, 01/17/96               8,000          7,998
 5.95%, 01/22/96               6,000          6,000
 6.02%, 02/09/96              11,000         11,000
 6.15%, 02/20/96              31,000         31,001
 5.81%, 04/23/96              35,000         35,001
Sumitomo Bank, Ltd.
 6.18%, 01/03/96              25,000         25,000
 6.05%, 01/05/96              18,000         18,000
 6.18%, 01/09/96              18,000         18,000
 6.15%, 01/17/96              29,000         29,000
 6.25%, 01/31/96              31,000         31,000
 5.98%, 02/20/96              25,000         25,001
                                            -------
                                            710,999
                                            -------
BANKING--NETHERLANDS--1.1%
ABN-AMRO Bank N.V.
 5.80%, 01/16/96              40,000         39,998
 5.58%, 06/05/96              10,000          9,998
Rabobank Nederland N.V.
 5.95%, 07/25/96              25,000         25,001
                                            -------
                                             74,997
                                            -------

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
BANKING--SWITZERLAND--1.4%
Union Bank of Switzerland
 5.55%, 05/03/96            $100,000     $  100,003
                                           --------
BANKING--UNITED KINGDOM--2.0%
Abbey National PLC
 5.61%, 04/01/96              20,000         20,042
 5.53%, 06/14/96              50,000         50,002
 5.58%, 06/21/96              30,000         30,009
Lloyds Bank PLC
 5.80%, 04/22/96              10,000         10,013
National Westminster Bank
 PLC
 5.79%, 02/06/96              14,000         13,999
 5.72%, 02/06/96               7,000          7,000
 5.75%, 06/10/96              10,000          9,996
                                           --------
                                            141,061
                                           --------
TOTAL CERTIFICATES OF DEPOSIT (Cost
 $1,704,107)                              1,704,107
                                          ---------
REMARKETED CERTIFICATES--0.8%
ASSET BACKED SECURITIES--0.8%
Black & Decker
 RECOP Trust
 5.80%, 02/06/96              17,000         17,000
 5.80%, 02/15/96              18,311         18,311
Circuit City RECOP Trust
 5.75%, 03/04/96              23,000         23,000
                                           --------
TOTAL REMARKETED CERTIFICATES (Cost
 $58,311)                                    58,311
                                           --------
TAXABLE BONDS--0.1%
BANKING--JAPAN--0.1%
Oklahoma Industrial
 Finance Authority Taxable
 General Obligation
 Industrial Finance Bonds
 Series P/ (Mitsubishi
 Bank LOC)
 6.00%, 02/01/96               6,250          6,251
                                          ---------
TOTAL TAXABLE BONDS
 (Cost $6,251)                                6,251
                                          ---------
TOTAL INVESTMENTS--100.0%
 (Cost $6,956,238)                       $6,956,238
                                          =========

NOTES TO SCHEDULE OF INVESTMENTS.

     Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Value Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $1,106,106,000 which represented 15.98% of net assets. Of this total, $1,017,795,000 or 14.70% of net assets, was determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.

     (b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

    Abbreviations
    -------------
    LOC        Letter of Credit
    MBIA       Municipal Bond Investors Assurance Corporation
    RECOP      Remarketed Certificates of Participation

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $6,956,238)                        $6,956,238
Interest receivable                                                 28,312
Receivable for fund shares sold                                     37,105
Deferred organization costs                                             29
Prepaid expenses                                                       771
                                                                ----------
     Total assets                                                7,022,455
                                                                ----------
LIABILITIES
Payable for:
  Dividends                                                         48,255
  Fund shares redeemed                                              47,728
  Investment advisory and administration fee                         2,084
  Transfer agency and shareholder service fees                         133
  Other                                                                365
                                                                ----------
     Total liabilities                                              98,565
                                                                ----------
Net assets applicable to outstanding shares                     $6,923,890
                                                                ==========
NET ASSETS CONSIST OF:
  Capital paid in                                               $6,924,021
  Accumulated net realized loss on investments sold                   (131)
                                                                ----------
                                                                $6,923,890
                                                                ==========
THE PRICING OF SHARES
  Outstanding shares, $0.00001 par value
     (unlimited shares authorized)                               6,924,021
  Net asset value, offering and redemption price per share           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Interest income                                                   $333,064
                                                                  --------
Expenses:
  Investment advisory and administration fee                        23,799
  Transfer agency and shareholder service fees                      13,812
  Custodian fees                                                       483
  Registration fees                                                  1,251
  Professional fees                                                    130
  Shareholder reports                                                  262
  Trustees' fees                                                        27
  Amortization of deferred organization costs                           22
  Insurance and other expenses                                          67
                                                                  --------
                                                                    39,853
Less expenses reduced                                              (17,754)
                                                                  --------
  Total expenses incurred by Fund                                   22,099
                                                                  --------
Net investment income                                              310,965
Net realized loss on investments sold                                   (5)
                                                                  --------
Increase in net assets resulting from operations                  $310,960
                                                                  ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                   For the year ended
                                                      December 31,
                                                  1995            1994
                                               -----------     -----------
Operations:
  Net investment income                        $   310,965     $    85,792
  Net realized loss on investments sold                 (5)           (124)
                                               -----------     -----------
  Increase in net assets resulting
     from operations                               310,960          85,668
                                               -----------     -----------
Dividends to shareholders from
  net investment income                           (310,965)        (85,792)
                                               -----------     -----------
Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                     10,404,416       6,042,841
  Net asset value of shares issued in
     reinvestment of dividends                     262,426          63,079
  Less payments for shares redeemed             (7,474,576)     (3,103,523)
                                               -----------     -----------
  Increase in net assets from capital
     share transactions                          3,192,266       3,002,397
                                               -----------     -----------
Total increase in net assets                     3,192,261       3,002,273
Net Assets:
  Beginning of period                            3,731,629         729,356
                                               -----------     -----------
  End of period                                $ 6,923,890     $ 3,731,629
                                               ===========     ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Institutional Advantage Money FundTM and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Value Advantage Money Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $23,799,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .25% of average daily net assets. In addition, Schwab receives a fee of $5.00 for redemptions in amounts less than $5,000 and may impose a $5.00 fee for monthly balances below the minimum required. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $13,812,000 before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $27,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager and Schwab was $7,922,000 and $9,832,000, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities for the year ended December 31, 1995, aggregated (in thousands) $24,387,423 and $21,192,127, respectively.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                                               For the period
                                                                                                   ended
                                                  \----For the year ended December 31,-----\    December 31,
                                                     1995             1994            1993        1992 1
                                                  -----------------------------------------------------------
Net asset value at beginning of period                 $1.00            $1.00          $1.00         $1.00
Income from investment operations
---------------------------------
 Net investment income                                   .06              .04            .03           .02
 Net realized and unrealized gain
   (loss) on investments                                  --               --             --            --
                                                  ----------       ----------       --------      --------
 Total from investment operations                        .06              .04            .03           .02
Less distributions
------------------
 Dividends from net investment income                   (.06)            (.04)          (.03)         (.02)
 Distributions from realized gains
   on investments                                         --               --             --            --
                                                  ----------       ----------       --------      --------
 Total distributions                                    (.06)            (.04)          (.03)         (.02)
                                                  ----------       ----------       --------      --------
Net asset value at end of period                       $1.00            $1.00          $1.00         $1.00
                                                  ==========       ==========       ========      ========
Total return (%)                                        5.80             4.09           3.02          2.33
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                 $6,923,890       $3,731,629       $729,356      $319,024
 Ratio of expenses to
   average net assets (%)                                .40              .40            .39           .29*
 Ratio of net investment income to
   average net assets (%)                               5.63             4.40           2.97          3.27*

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993 and 1992 would have been .72%, .79%, .82% and
 .94%*, respectively, and the ratio of net investment income to average net assets would have been 5.31%, 4.01%, 2.54% and 2.62%*, respectively.

1  For the period April 30, 1992 (commencement of operations) to December 31,
   1992.
  * Annualized

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Value Advantage Money Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Value Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance withfp generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/S/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996